ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Accounts Receivable	$ 2,582	$ 554
Qatar Airways [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Indirect shareholder
Country of origin	Qatar
Currency	ThU$
Accounts Receivable	$ 1,845
Bethia S.A and Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Tax No	78.591.370-1
Nature of relationship with related parties	Related director
Country of origin	Chile
Currency	CLP
Accounts Receivable	$ 728	538
TAM Aviacao Executiva e Taxi Aereo S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Related director
Country of origin	Brazil
Currency	BRL
Accounts Receivable	$ 2
Granja Marina Tornagaleones S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax No	87.752.000-5
Nature of relationship with related parties	Common shareholder
Country of origin	Chile
Currency	CLP
Accounts Receivable	$ 5	14
Inversiones Costa Verde Ltda. yCPA. [Member]
Disclosure of transactions between related parties [line items]
Tax No	96.810.370-9
Nature of relationship with related parties	Related director
Country of origin	Chile
Currency	CLP
Accounts Receivable	$ 2	$ 2